DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
The following table details the adjustments made for the determination of distributable net profit as of December 31, 2021, 2020 and 2019:

	Distributable Net Profit
	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$	12-31-2019 ThU.S.$
Net profit attributable to parent company	1,030,812	25,843	61,784
Adjustments:
Sale of lands	(167,802)	—	—
Biological assets
Unrealized gains/losses	(79,452)	(183,927)	(153,497)
Realized gains/losses	249,441	208,064	197,891
Deferred income taxes	(42,970)	(4,684)	(10,630)
Total biological assets	127,019	19,453	33,764
Profit due bargain acquisition (net)	—	—	(21,674)

Total adjustments	(40,783)	19,453	12,090

Distributable Net Profit	990,029	45,296	73,874

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	1,030,812	25,843	61,784
Weighted average of number of shares	119,414,435	114,269,961	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	8.6322	(0.2262)	0.5460